Concentrations (Details) - Schedules of company's revenue	12 Months Ended
	Dec. 31, 2021		Dec. 31, 2020	[1]	Dec. 31, 2019
A [Member]
Concentration Risk [Line Items]
Customer concentration risk percentage		[1]			28.00%
B [Member]
Concentration Risk [Line Items]
Customer concentration risk percentage		[1]			15.20%
C [Member]
Concentration Risk [Line Items]
Customer concentration risk percentage		[1]			33.60%
E [Member]
Concentration Risk [Line Items]
Customer concentration risk percentage	11.10%					[1]

[1]	Less than 10%